THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / MAY 31, 2022 (SHOWING PERCENTAGE OF NET ASSETS) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 83.3%
COMMUNICATION SERVICES — 3.6%
Chunghwa Telecom Co. Ltd.	2,128,000	$9,311,146
TOTAL COMMUNICATION SERVICES		9,311,146
CONSUMER DISCRETIONARY — 2.0%
Auto Components — 0.2%
Global PMX Co. Ltd.	109,000	578,329
Textiles, Apparel & Luxury Goods — 1.8%
Eclat Textile Co. Ltd.	179,000	3,061,964
Feng TAY Enterprise Co. Ltd.	238,000	1,557,967
		4,619,931
TOTAL CONSUMER DISCRETIONARY		5,198,260
CONSUMER STAPLES — 0.5%
Food & Staples Retailing — 0.5%
Great Tree Pharmacy Co. Ltd.	122,000	1,248,372
TOTAL CONSUMER STAPLES		1,248,372
FINANCIALS — 2.6%
Banks — 1.7%
CTBC Financial Holding Co. Ltd.	4,765,000	4,457,183
Insurance — 0.9%
Cathay Financial Holding Co. Ltd.	1,274,000	2,444,851
TOTAL FINANCIALS		6,902,034
HEALTHCARE — 2.8%
Health Care Equipment & Supplies — 2.8%
Pegavision Corp. (a)	480,000	7,301,292
TOTAL HEALTHCARE		7,301,292
INDUSTRIALS — 4.4%
Electrical Equipment — 2.2%
Advanced Energy Solution Holding Co. Ltd. (a)	146,000	5,734,367
Marine — 2.2%
Evergreen Marine Corp. Taiwan Ltd.	1,215,000	5,881,395
TOTAL INDUSTRIALS		11,615,762
INFORMATION TECHNOLOGY — 66.5%
Electronic Equipment, Instruments & Components — 13.4%
Hon Hai Precision Industry Co. Ltd.	3,480,000	13,548,321
Nan Ya Printed Circuit Board Corp.	448,000	6,089,096
Tong Hsing Electronic Industries Ltd.	317,000	2,801,395
Unimicron Technology Corp. (a)	1,737,000	12,896,589
		35,335,401
Optoelectronics Industry — 4.0%
E Ink Holdings, Inc. (a)	1,509,000	10,553,902
Semiconductors & Semiconductor Equipment — 45.1%
Alchip Technologies Ltd.	454,000	14,624,978
ASE Technology Holding Co. Ltd.	747,000	2,689,457
ASPEED Technology, Inc.	35,000	2,803,618
eMemory Technology, Inc.	75,000	3,979,328
Faraday Technology Corp.	776,000	6,429,905
Jentech Precision Industrial Co. Ltd.	113,000	1,380,138
MediaTek, Inc.	86,000	2,681,481
SDI Corp. (a)	1,094,000	5,729,130
Silergy Corp. (a)	64,000	6,703,187
Sino-American Silicon Products, Inc.	417,000	2,478,295
Taiwan Semiconductor Manufacturing Co. Ltd.	3,529,000	68,087,511
XinTec, Inc.	175,000	886,305
		118,473,333
Technology Hardware, Storage & Peripherals — 4.0%
Asia Vital Components Co. Ltd. (a)	2,677,000	10,422,084
TOTAL INFORMATION TECHNOLOGY		174,784,720
MATERIALS — 0.9%
Construction Materials — 0.9%
Taiwan Cement Corp.	1,653,000	2,426,109
TOTAL MATERIALS		2,426,109
TOTAL COMMON STOCKS (Cost — $164,262,733)		218,787,695
TOTAL INVESTMENTS — 83.3% (Cost — $164,262,733)		218,787,695
OTHER ASSETS AND LIABILITIES, NET—16.7%		44,015,254
NET ASSETS—100.0%		$262,802,949

Legend:

US $– United States dollar

(a)	All or a portion of the security is on loan. The market value of the securities on loan on May 31,2022 is $17,769,273, collateralized by U.S. Government securities in the amount of $18,576,350.

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